/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending, May 31, 2000

MFS Intermediate Income Trust

Date         Identification   Shares RepurchasRepurchase       NAV     Broker
             of Security                      Price
5/19/00      Shares of        7,000           6.000            6.92    Paine
             Beneficial                                                Webber
                                    Interest

5/19/00      Shares of        200,000         6.0625           6.92    Paine
             Beneficial                                                Webber
                                    Interest

5/22/00      Shares of        27,600          6.0625           6.95    Paine
             Beneficial                                                Webber
                                    Interest

5/31/00      Shares of        45,000          6.125            7.02    Paine
             Beneficial                                                Webber
                                    Interest

Total Shares Repurchased: 279,600
Remarks: None.

MFS Intermediate Income Trust

by:  W. Thomas London

         W. Thomas London
                                    Treasurer